UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05583

Franklin Templeton Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA	94403-1906
(Address of principal executive offices)	(Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: 12/31

Date of reporting period: 06/30/07

Item 1.	Reports to Stockholders.

Semi - Annual Report

June 30, 2007

Templeton Immediate Variable Annuity

•	Franklin Templeton Variable Insurance Products Trust Templeton Growth Securities Fund – Class 1

TEMPLETON IMMEDIATE VARIABLE ANNUITY

SEMIANNUAL REPORT

TABLE OF CONTENTS

Important Notes to Performance Information	i
Performance	TG-1
Manager’s Discussion	TG-3
Financial Highlights	TG-7
Statement of Investments	TG-9
Financial Statements	TG-13
Notes to Financial Statements	TG-16
Index Descriptions	I-1
Proxy Voting Policies and Procedures	PV-1

Statement of Current Industry Issues

In our efforts to fulfill our ongoing commitment to provide you with timely and accurate information, we have prepared a statement on current industry issues as they pertain to Franklin Resources, Inc., and our subsidiary companies (Franklin Templeton Investments). You can find the most updated “Statement on Current Industry Issues” and a detailed Q&A at franklintempleton.com, or call us at 1-800/632-2301.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

MOUTON TIVA 08-07

IMPORTANT NOTES TO

PERFORMANCE INFORMATION

Performance data is historical and cannot predict or guarantee future results. Principal value and investment return will fluctuate with market conditions, and you may have a gain or loss when you withdraw your money. Inception dates of the funds may have preceded the effective dates of the subaccounts, contracts, or their availability in all states.

When reviewing the index comparisons, please keep in mind that indexes have a number of inherent performance differentials over the funds. First, unlike the funds, which must hold a minimum amount of cash to maintain liquidity, indexes do not have a cash component. Second, the funds are actively managed and, thus, are subject to management fees to cover salaries of securities analysts or portfolio managers in addition to other expenses. Indexes are unmanaged and do not include any commissions or other expenses typically associated with investing in securities. Third, indexes often contain a different mix of securities than the fund to which they are compared. Additionally, please remember that indexes are simply a measure of performance and cannot be invested in directly.

i

TEMPLETON GROWTH SECURITIES FUND

This semiannual report for Templeton Growth Securities Fund covers the period ended June 30, 2007.

Performance Summary as of 6/30/07

Templeton Growth Securities Fund – Class 1 delivered a +6.74% total return for the six-month period ended 6/30/07.

Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Templeton Growth Securities Fund – Class 1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

Fund Goal and Main Investments: Templeton Growth Securities Fund seeks long-term capital growth. The Fund normally invests primarily in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund underperformed the +9.48% return of the Morgan Stanley Capital International (MSCI) World Index for the period under review.1

Economic and Market Overview

In spite of elevated energy prices, higher global interest rates, a weaker U.S. housing market and restrained U.S. economic growth, the global economy remained resilient throughout the six-month period ended June 30, 2007. Sustained consumer and corporate demand, reasonably low inflation, tight or improving labor markets, and moderate, though higher, global interest rates have consistently supported economic growth since the global economic recovery began in 2002.

The mood in the global equity markets was predominantly positive, but was interrupted in the first quarter of 2007 due to concerns of slower economic growth. Investors worldwide pondered the possibility that troubles in the U.S. subprime mortgage market could spread into the broader economy and potentially undermine the pace of global economic and corporate profit growth. However, these concerns subsided as some U.S. economic data pointed to a rebound during the second quarter. Toward the end of the period, a bond market sell-off caused yields on longer-term Treasuries to rise significantly, reflecting expectations of a pick-up in inflation later in the year. Outside the U.S., economic growth remained solid, particularly in Europe and the emerging markets.

Financing costs increased gradually from unprecedented low levels, but global liquidity — petrodollars, corporate cash, private equity, household savings and central banks’ reserves — remained abundant. As investible cash continued to look for a home, global merger and acquisition activity also remained heightened. The total value of deals announced in the first six months of this year was more than $2.6 trillion, on track to eclipse the $3.6 trillion spent on private buyouts and broad corporate consolidation during 2006.2

1. Source: Standard & Poor’s Micropal. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

2. Source: Thomson Financial.

Fund Risks: The Fund’s investments in stocks offer the potential for long-term gains but can be subject to short-term price fluctuations. Foreign investing, especially in emerging markets, involves additional risks, including currency fluctuations, economic instability, market volatility, and political and social instability. By having significant investments in one or more countries or in particular sectors from time to time, the Fund may be at greater risk of adverse developments in a country or sector than a fund that invests more broadly. The Fund’s prospectus also includes a description of the main investment risks.

With this backdrop, most global equity markets ended the six-month period with double-digit total returns. Many stock market indexes in the U.S. and most European countries reached seven-year highs, and many emerging market indexes in Asia, Europe and Latin America neared or reached all-time highs during the reporting period.

Investment Strategy

Our investment philosophy is bottom-up, value-oriented and long-term. In choosing investments, we will focus on the market price of a company’s securities relative to our evaluation of the company’s potential long-term earnings, asset value and cash flow. Among factors we may consider are a company’s historical value measures, including price/earnings ratio, profit margins and liquidation value. We do in-depth research to construct a bargain list from which we buy.

Manager’s Discussion

Looking at sector performance for the reporting period, our stock selection in the consumer discretionary sector contributed most to Fund performance relative to the MSCI World Index.3 Top contributors in this sector included international foodservice company Compass Group, French car manufacturer Peugeot, online travel company Expedia and U.K. television broadcasting company British Sky Broadcasting Group (BSkyB). However, most sectors hurt relative Fund performance, particularly materials and information technology (IT).4 Our underweighting in the materials sector was a major detractor, as this sector outperformed the index. Stock selection in the information technology sector, most notably Seagate Technology, Samsung Electronics and Microsoft, was also a drag on relative performance.

From a geographic perspective, our holdings in Germany and the U.K. contributed the most to relative Fund performance. Among the strongest performers were Germany’s Siemens and U.K.-based companies Royal Dutch Shell and Vodafone, and the previously mentioned BSkyB and Compass Group. Our U.S. holdings were the largest detractors from relative Fund performance. Half of the bottom 10 performers were from the U.S., including disc drive manufacturer Seagate Technology, medical device company Boston Scientific, media conglomerate News Corp., advertising company Interpublic Group of Companies and

3. The consumer discretionary sector comprises auto components; automobiles; diversified consumer services; hotels, restaurants and leisure; household durables; Internet and catalog retail; leisure equipment and products; media; and specialty retail in the Statement of Investments (SOI).

4. The materials sector comprises paper and forest products in the SOI. The IT sector comprises computers and peripherals, electronic equipment and instruments, IT services, office electronics, semiconductors and semiconductor equipment, and software in the SOI.

insurance powerhouse American International Group. The Fund’s cash position also dampened relative performance.

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar increases compared with a foreign currency, an investment traded in that foreign currency will decrease in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended June 30, 2007, the U.S. dollar fell in value relative to most non-U.S. currencies. As a result, the Fund’s performance was positively affected by the Fund’s substantial investments in securities with non-U.S. currency exposure. However, one cannot expect the same result in future periods.

Based on our investment strategy, we continue to believe that the best way to serve our clients’ interests is continuing our research on a company-by-company basis. Thus, stock selection, in our view, will remain the overriding factor in determining performance differentials.

Thank you for your participation in Templeton Growth Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2007, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Holdings

Templeton Growth Securities Fund 6/30/07

Company Sector/Industry, Country	% of Total Net Assets
Siemens AG	2.3%
Industrial Conglomerates, Germany
General Electric Co.	2.2%
Industrial Conglomerates, U.S.
Microsoft Corp.	2.2%
Software, U.S.
Tyco International Ltd.	2.2%
Industrial Conglomerates, U.S.
Pfizer Inc.	2.1%
Pharmaceuticals, U.S.
News Corp., A	2.1%
Media, U.S.
HSBC Holdings PLC	2.0%
Commercial Banks, U.K.
Royal Dutch Shell PLC, B	1.9%
Oil, Gas & Consumable Fuels, U.K.
Oracle Corp.	1.9%
Software, U.S.
Seagate Technology	1.8%
Computers & Peripherals, U.S.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 × $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Templeton Growth Securities Fund – Class 1

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 1	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Fund-Level Expenses Incurred During Period* 1/1/07–6/30/07
Actual	$1,000	$1,067.40	$3.95
Hypothetical (5% return before expenses)	$1,000	$1,020.98	$3.86

*Expenses are equal to the annualized expense ratio for the Fund’s Class 1 shares (0.77%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Templeton Growth Securities Fund

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31,
Class 1		2006	2005	2004	2003	2002

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$16.16	$13.98	$12.98	$11.31	$8.67	$11.09

Income from investment operations[a]:
Net investment income[b]	0.20	0.29	0.24	0.21	0.17	0.17
Net realized and unrealized gains (losses)	0.90	2.67	0.92	1.61	2.63	(2.13)

Total from investment operations	1.10	2.96	1.16	1.82	2.80	(1.96)

Less distributions from:
Net investment income	(0.25)	(0.23)	(0.16)	(0.15)	(0.16)	(0.24)
Net realized gains	(0.69)	(0.55)	—	—	—	(0.22)

Total distributions	(0.94)	(0.78)	(0.16)	(0.15)	(0.16)	(0.46)

Net asset value, end of period	$16.32	$16.16	$13.98	$12.98	$11.31	$8.67

Total return[c]	6.74%	22.20%	9.06%	16.25%	32.62%	(18.32)%
Ratios to average net assets[d]
Expenses	0.77% [e]	0.78% [e]	0.82% [e]	0.86% [e]	0.88%	0.87%
Net investment income	2.48%	1.93%	1.81%	1.75%	1.74%	1.69%

Supplemental data
Net assets, end of period (000’s)	$409,308	$413,871	$779,347	$800,118	$769,339	$665,537
Portfolio turnover rate	12.29%	20.29%[f]	22.16%	19.13%	37.43%	30.67%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]	Based on average daily shares outstanding.
[c]

Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

[d]	Ratios are annualized for periods less than one year.
[e]	Benefit of expense reduction rounds to less than 0.01%.
[f]	Excludes the value of portfolio securities delivered as a result of a redemption in-kind. See Note 8.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Templeton Growth Securities Fund

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31,
Class 2		2006	2005	2004	2003	2002

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$15.93	$13.81	$12.83	$11.19	$8.59	$11.01

Income from investment operations[a]:
Net investment income[b]	0.18	0.24	0.20	0.17	0.13	0.13
Net realized and unrealized gains (losses)	0.89	2.63	0.93	1.61	2.62	(2.10)

Total from investment operations	1.07	2.87	1.13	1.78	2.75	(1.97)

Less distributions from:
Net investment income	(0.22)	(0.20)	(0.15)	(0.14)	(0.15)	(0.23)
Net realized gains	(0.69)	(0.55)	—	—	—	(0.22)

Total distributions	(0.91)	(0.75)	(0.15)	(0.14)	(0.15)	(0.45)

Net asset value, end of period	$16.09	$15.93	$13.81	$12.83	$11.19	$8.59

Total return[c]	6.66%	21.81%	8.86%	16.03%	32.13%	(18.49)%
Ratios to average net assets[d]
Expenses	1.02% [e]	1.03% [e]	1.07% [e]	1.11% [e]	1.13%	1.12%
Net investment income	2.23%	1.68%	1.56%	1.50%	1.49%	1.44%

Supplemental data
Net assets, end of period (000’s)	$3,298,225	$2,821,818	$1,912,825	$1,189,112	$511,659	$190,054
Portfolio turnover rate	12.29%	20.29%[f]	22.16%	19.13%	37.43%	30.67%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]	Based on average daily shares outstanding.
[c]

Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

[d]	Ratios are annualized for periods less than one year.
[e]	Benefit of expense reduction rounds to less than 0.01%.
[f]	Excludes the value of portfolio securities delivered as a result of a redemption in-kind. See Note 8.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited)

Templeton Growth Securities Fund	Country	Shares	Value
Common Stocks 96.4%
Aerospace & Defense 1.2%
[a]BAE Systems PLC, 144A	United Kingdom	369	$3,001
Raytheon Co.	United States	542,957	29,259,953
[b]Rolls-Royce Group PLC	United Kingdom	1,349,842	14,598,493
[b]Rolls-Royce Group PLC, B	United Kingdom	79,910,646	163,698

			44,025,145

Air Freight & Logistics 1.5%
Deutsche Post AG	Germany	1,373,042	44,487,102
United Parcel Service Inc., B	United States	146,700	10,709,100

			55,196,202

Auto Components 0.5%
Lear Corp.	United States	240,108	8,550,246
Valeo SA	France	202,767	10,924,853

			19,475,099

Automobiles 3.7%
Bayerische Motoren Werke AG	Germany	859,457	55,437,590
Harley-Davidson Inc.	United States	299,480	17,852,003
Hyundai Motor Co. Ltd.	South Korea	268,950	21,250,514
Peugeot SA	France	529,892	42,871,573

			137,411,680

Biotechnology 1.2%
[b]Amgen Inc.	United States	813,160	44,959,616

Building Products 0.5%
Assa Abloy AB, B	Sweden	886,200	19,626,544

Capital Markets 1.6%
The Bank of New York Co. Inc.	United States	722,616	29,945,207
Nomura Holdings Inc.	Japan	433,174	8,441,538
UBS AG	Switzerland	364,684	21,970,894

			60,357,639

Commercial Banks 10.8%
HSBC Holdings PLC	United Kingdom	4,087,609	74,495,055
Intesa Sanpaolo SpA	Italy	7,488,530	56,046,417
Kookmin Bank	South Korea	426,140	37,406,596
Mitsubishi UFJ Financial Group Inc.	Japan	4,116	45,452,966
Royal Bank of Scotland Group PLC	United Kingdom	4,838,882	61,516,005
Shinsei Bank Ltd.	Japan	6,411,000	25,924,063
Sumitomo Mitsui Financial Group Inc.	Japan	4,674	43,645,000
UniCredito Italiano SpA	Italy	6,063,647	54,409,356

			398,895,458

Commercial Services & Supplies 0.2%
Pitney Bowes Inc.	United States	187,490	8,778,282

Computers & Peripherals 1.8%
Seagate Technology	United States	3,071,238	66,860,851

Diversified Consumer Services 0.0%[c]
[b]Apollo Group Inc., A	United States	4,403	257,267

Diversified Financial Services 1.8%
ING Groep NV	Netherlands	1,483,770	65,846,721

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Templeton Growth Securities Fund	Country	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services 4.0%
BCE Inc.	Canada	374,423	$14,183,702
Belgacom	Belgium	233,162	10,366,193
France Telecom SA	France	1,428,670	39,444,662
KT Corp., ADR	South Korea	862,201	20,227,235
Singapore Telecommunications Ltd.	Singapore	9,337,000	20,729,244
Telefonos de Mexico SAB de CV (TELMEX), L, ADR	Mexico	475,065	18,000,213
[b]Telenor ASA	Norway	1,194,827	23,444,462

			146,395,711

Electric Utilities 0.3%
Hong Kong Electric Holdings Ltd.	Hong Kong	1,821,181	9,188,473

Electronic Equipment & Instruments 0.6%
[b]Celestica Inc.	Canada	343,812	2,148,825
[b]Flextronics International Ltd.	Singapore	641,110	6,923,988
Hitachi Ltd.	Japan	1,996,278	14,183,291

			23,256,104

Food Products 0.9%
Nestle SA	Switzerland	86,034	32,817,782

Health Care Equipment & Supplies 1.3%
[b]Boston Scientific Corp.	United States	3,115,270	47,788,242
Olympus Corp.	Japan	800	31,245

			47,819,487

Health Care Providers & Services 0.5%
[b]Tenet Healthcare Corp.	United States	2,881,768	18,760,310

Hotels, Restaurants & Leisure 1.8%
Accor SA	France	328,900	29,254,156
Compass Group PLC	United Kingdom	5,578,849	38,738,801

			67,992,957

Household Durables 1.1%
Koninklijke Philips Electronics NV	Netherlands	912,198	38,962,988

Industrial Conglomerates 6.7%
General Electric Co.	United States	2,123,410	81,284,135
Siemens AG	Germany	602,004	86,404,467
Tyco International Ltd.	United States	2,377,672	80,341,537

			248,030,139

Insurance 6.1%
ACE Ltd.	Bermuda	253,274	15,834,691
American International Group Inc.	United States	953,905	66,801,967
Aviva PLC	United Kingdom	3,245,756	48,465,894
Muenchener Rueckversicherungs-Gesellschaft AG	Germany	175,630	32,255,568
Old Mutual PLC	United Kingdom	1,078,400	3,658,044
Standard Life Assurance Co.	United Kingdom	2,469,326	16,377,991
Torchmark Corp.	United States	253,277	16,969,559
Willis Group Holdings Ltd.	United States	622,690	27,435,721

			227,799,435

Internet & Catalog Retail 0.7%
[b]Expedia Inc.	United States	864,020	25,307,146

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Templeton Growth Securities Fund	Country	Shares	Value
Common Stocks (continued)
IT Services 2.1%
Accenture Ltd., A	United States	969,457	$41,580,011
Electronic Data Systems Corp.	United States	1,351,260	37,470,440

			79,050,451

Leisure Equipment & Products 1.9%
Eastman Kodak Co.	United States	1,484,649	41,317,782
FUJIFILM Holdings Corp.	Japan	643,837	28,805,504

			70,123,286

Media 11.4%
British Sky Broadcasting Group PLC	United Kingdom	2,345,437	30,146,932
[b]Comcast Corp., A	United States	1,293,102	36,155,132
[b]The Interpublic Group of Cos. Inc.	United States	2,797,188	31,887,943
Mediaset SpA	Italy	1,867,440	19,347,195
News Corp., A	United States	3,701,922	78,517,766
Pearson PLC	United Kingdom	1,838,142	31,120,460
Reed Elsevier NV	Netherlands	2,518,906	48,204,493
Time Warner Inc.	United States	2,978,172	62,660,739
[b]Viacom Inc., B	United States	1,325,938	55,198,799
Vivendi SA	France	693,875	29,966,374

			423,205,833

Office Electronics 0.7%
Konica Minolta Holdings Ltd.	Japan	1,733,800	25,608,235

Oil, Gas & Consumable Fuels 7.1%
BP PLC	United Kingdom	5,291,132	64,077,461
El Paso Corp.	United States	2,309,384	39,790,686
Eni SpA	Italy	863,977	31,454,342
Repsol YPF SA	Spain	374,418	14,822,066
Royal Dutch Shell PLC, B	United Kingdom	1,710,370	71,585,847
Total SA, B	France	487,960	39,796,007

			261,526,409

Paper & Forest Products 3.4%
International Paper Co.	United States	744,543	29,074,404
Sappi Ltd.	South Africa	956,504	17,429,628
Stora Enso OYJ, R	Finland	1,589,082	30,066,275
Svenska Cellulosa AB, B	Sweden	1,357,173	22,815,632
UPM-Kymmene OYJ	Finland	1,087,262	26,928,456

			126,314,395

Pharmaceuticals 8.7%
Bristol-Myers Squibb Co.	United States	1,093,151	34,499,846
GlaxoSmithKline PLC	United Kingdom	2,224,814	58,310,075
Merck & Co. Inc.	United States	837,611	41,713,028
Novartis AG	Switzerland	644,354	36,393,751
Pfizer Inc.	United States	3,100,363	79,276,282
Sanofi-Aventis	France	640,537	52,100,854
Takeda Pharmaceutical Co. Ltd.	Japan	304,236	19,663,989

			321,957,825

Real Estate Management & Development 0.8%
Cheung Kong (Holdings) Ltd.	Hong Kong	1,199,833	15,713,176
Swire Pacific Ltd., A	Hong Kong	1,408,516	15,653,981

			31,367,157

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Templeton Growth Securities Fund	Country	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment 2.3%
[b]Infineon Technologies AG	Germany	2,227,809	$36,935,178
Samsung Electronics Co. Ltd.	South Korea	80,890	49,554,865

			86,490,043

Software 4.5%
[b]Cadence Design Systems Inc.	United States	789,718	17,342,207
Microsoft Corp.	United States	2,757,359	81,259,370
[b]Oracle Corp.	United States	3,491,900	68,825,349

			167,426,926

Specialty Retail 1.1%
[b]Chico’s FAS Inc.	United States	1,151,710	28,032,621
Kingfisher PLC	United Kingdom	2,801,150	12,742,187

			40,774,808

Wireless Telecommunication Services 3.6%
Advanced Info Service Public Co. Ltd., fgn.	Thailand	1,708,800	4,281,280
SK Telecom Co. Ltd.	South Korea	80,853	18,640,209
SK Telecom Co. Ltd., ADR	South Korea	108,491	2,967,229
Sprint Nextel Corp.	United States	2,326,780	48,187,614
Vodafone Group PLC	United Kingdom	17,714,106	59,696,735

			133,773,067

Total Common Stocks (Cost $2,837,794,157)			3,575,639,471

		Principal Amount
Short Term Investments 3.8%
U.S. Government and Agency Securities 3.8%
[d]FFCB, 1/02/08	United States	$25,000,000	24,357,925
[d]FHLB, 7/02/07	United States	3,645,000	3,644,501
7/05/07	United States	15,083,000	15,076,620
10/11/07	United States	29,691,000	29,269,091
[d]FHLMC, 8/17/07	United States	6,925,000	6,880,091
9/21/07	United States	15,300,000	15,125,289
10/29/07	United States	35,000,000	34,413,995
[d]FNMA, 9/21/07	United States	11,007,000	10,881,311

Total U.S. Government and Agency Securities (Cost $139,597,764)			139,648,823

Total Investments (Cost $2,977,391,921) 100.2%			3,715,288,294
Other Assets, less Liabilities (0.2)%			(7,755,194)

Net Assets 100.0%			$3,707,533,100

Selected Portfolio Abbreviations

ADR - American Depository Receipt

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

[a]

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2007, the value of this security was $3,001, representing less than 0.01% of net assets.

[b]	Non-income producing for the twelve months ended June 30, 2007.
[c]	Rounds to less than 0.1% of net assets.
[d]	The security is traded on a discount basis with no stated coupon rate.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2007 (unaudited)

Templeton Growth Securities Fund
Assets:
Investments in securities:
Cost	$2,977,391,921

Value	$3,715,288,294
Cash	2,081
Receivables:
Investment securities sold	5,560,354
Capital shares sold	5,345,353
Dividends	5,547,036

Total assets	3,731,743,118

Liabilities:
Payables:
Investment securities purchased	19,490,882
Capital shares redeemed	564,588
Affiliates	3,595,271
Accrued expenses and other liabilities	559,277

Total liabilities	24,210,018

Net assets, at value	$3,707,533,100

Net assets consist of:
Paid-in capital	$2,809,519,704
Undistributed net investment income	39,033,359
Net unrealized appreciation (depreciation)	737,880,477
Accumulated net realized gain (loss)	121,099,560

Net assets, at value	$3,707,533,100

Class 1:
Net assets, at value	$409,308,275

Shares outstanding	25,076,322

Net asset value and maximum offering price per share	$16.32

Class 2:
Net assets, at value	$3,298,224,825

Shares outstanding	204,968,691

Net asset value and maximum offering price per share	$16.09

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2007 (unaudited)

Templeton Growth Securities Fund
Investment income:
Dividends (net of foreign taxes of $4,491,642)	$50,132,611
Interest	5,947,413

Total investment income	56,080,024

Expenses:
Management fees (Note 3a)	12,618,400
Distribution fees - Class 2 (Note 3c)	3,809,281
Unaffiliated transfer agent fees	565
Custodian fees (Note 4)	271,497
Reports to shareholders	247,647
Professional fees	51,546
Trustees’ fees and expenses	6,693
Other	35,432

Total expenses	17,041,061
Expense reductions (Note 4)	(11,325)

Net expenses	17,029,736

Net investment income	39,050,288

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	121,957,334
Foreign currency transactions	(76,870)

Net realized gain (loss)	121,880,464

Net change in unrealized appreciation (depreciation) on:
Investments	64,914,617
Translation of assets and liabilities denominated in foreign currencies	(85,708)

Net change in unrealized appreciation (depreciation)	64,828,909

Net realized and unrealized gain (loss)	186,709,373

Net increase (decrease) in net assets resulting from operations	$225,759,661

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Templeton Growth Securities Fund
	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006
Increase (decrease) in net assets:
Operations:
Net investment income	$39,050,288	$48,615,354
Net realized gain (loss) from investments, foreign currency transactions and redemption in-kind (Note 8)	121,880,464	220,506,727
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	64,828,909	311,063,570

Net increase (decrease) in net assets resulting from operations	225,759,661	580,185,651

Distributions to shareholders from:
Net investment income:
Class 1	(5,889,701)	(6,338,891)
Class 2	(42,446,708)	(29,026,054)
Net realized gains:
Class 1	(16,577,798)	(15,619,027)
Class 2	(135,434,521)	(80,864,543)

Total distributions to shareholders	(200,348,728)	(131,848,515)

Capital share transactions: (Note 2)
Class 1	(9,029,501)	(460,756,992)
Class 2	455,462,245	555,937,357

Total capital share transactions	446,432,744	95,180,365

Net increase (decrease) in net assets	471,843,677	543,517,501
Net assets:
Beginning of period	3,235,689,423	2,692,171,922

End of period	$3,707,533,100	$3,235,689,423

Undistributed net investment income included in net assets:
End of period	$39,033,359	$48,319,480

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Templeton Growth Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as an open-end investment company, consisting of twenty-two separate funds. The Templeton Growth Securities Fund (the Fund) included in this report is diversified. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. As of June 30, 2007 50.27% of the Fund’s shares were held through one insurance company. The Fund offers two classes of shares: Class 1 and Class 2. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust’s pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust’s Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Growth Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

b. Foreign Currency Translation (continued)

equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Foreign Currency Contracts

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

d. Income Taxes

No provision has been made for U.S. income taxes because it is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

Foreign securities held by the Fund may be subject to foreign taxation on dividend income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Growth Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2007, there were an unlimited number of shares authorized (no par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2007		Year Ended December 31, 2006
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	236,204	$3,901,573	816,455	$12,140,817
Shares issued in reinvestment of distributions	1,362,492	22,467,499	1,610,999	21,957,918
Shares redeemed in-kind (Note 8)	—	—	(24,637,081)	(376,956,857)
Shares redeemed	(2,139,767)	(35,398,573)	(7,904,739)	(117,898,870)

Net increase (decrease)	(541,071)	$(9,029,501)	(30,114,366)	$(460,756,992)

Class 2 Shares:
Shares sold	24,577,774	$401,729,426	44,417,686	$652,914,455
Shares issued in reinvestment of distributions	10,921,155	177,577,983	8,154,097	109,754,141
Shares redeemed in-kind (Note 8)	—	—	(1,903,026)	(28,650,852)
Shares redeemed	(7,645,221)	(123,845,164)	(12,095,685)	(178,080,387)

Net increase (decrease)	27,853,708	$455,462,245	38,573,072	$555,937,357

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Templeton Global Advisors Limited (TGAL)	Investment manager
Templeton Asset Management Ltd. (TAML)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Growth Securities Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

a. Management Fees

The Fund pays an investment management fee to TGAL based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
1.000%	Up to and including $100 million
0.900%	Over $100 million, up to and including $250 million
0.800%	Over $250 million, up to and including $500 million
0.750%	Over $500 million, up to and including $1 billion
0.700%	Over $1 billion, up to and including $5 billion
0.675%	Over $5 billion, up to and including $10 billion
0.655%	Over $10 billion, up to and including $15 billion
0.635%	Over $15 billion, up to and including $20 billion
0.615%	In excess of $20 billion

Under a subadvisory agreement, TAML, an affiliate of TGAL, provides subadvisory services to the Fund and receives from TGAL fees based on the average daily net assets of the Fund.

b. Administrative Fees

Under an agreement with TGAL, FT Services provides administrative services to the Fund. The fee is paid by TGAL based on average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Fund’s Board of Trustees has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets. The Board of Trustees has agreed to limit the current rate to 0.25% per year.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2007, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, realized currency losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At December 31, 2006, the Fund deferred realized currency losses of $45,089.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Growth Securities Fund

5. INCOME TAXES (continued)

At June 30, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$2,978,103,571

Unrealized appreciation	$774,013,986
Unrealized depreciation	(36,829,263)

Net unrealized appreciation (depreciation)	$737,184,723

Net investment income differs for financial statement and tax purposes primarily due to differing treatment of foreign currency transactions.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2007, aggregated $858,884,513 and $398,179,215, respectively.

7. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. REDEMPTION IN-KIND

During the year ended December 31, 2006, the Fund realized $68,398,083 of net gains resulting from a redemption in-kind in which a shareholder redeemed fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

9. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission (“SEC”), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares (“marketing support”), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the “Company”), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Following the public comment period, and once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Growth Securities Fund

9. REGULATORY AND LITIGATION MATTERS (continued)

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above, as well as to allegedly excessive commissions and advisory and distribution fees.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.

10. NEW ACCOUNTING PRONOUNCEMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109” (“FIN 48”), on June 29, 2007. FIN 48 clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. The Fund has determined that the adoption of FIN 48 did not have a material impact on the Fund’s financial statements.

In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.

Franklin Templeton Variable Insurance Products Trust

Tax Designation (unaudited)

Templeton Growth Securities Fund

At December 31, 2006, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Fund on these investments. As shown in the table below, the Fund designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This designation will allow shareholders of record on June 14, 2007, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis by country, of foreign tax paid, and foreign source income as designated by the Fund, to Class 1 and Class 2 shareholders of record.

	Class 1		Class 2
Country	Foreign Tax Paid per Share	Foreign Source Income per Share	Foreign Tax Paid per Share	Foreign Source Income per Share
Belgium	0.0004	0.0021	0.0004	0.0019
Bermuda	0.0000	0.0027	0.0000	0.0025
Canada	0.0007	0.0101	0.0007	0.0092
Finland	0.0015	0.0075	0.0015	0.0068
France	0.0027	0.0141	0.0027	0.0128
Germany	0.0024	0.0139	0.0024	0.0127
Hong Kong	0.0000	0.0083	0.0000	0.0076
Italy	0.0013	0.0064	0.0013	0.0058
Japan	0.0007	0.0079	0.0007	0.0072
Mexico	0.0000	0.0019	0.0000	0.0018
Netherlands	0.0023	0.0117	0.0023	0.0106
Norway	0.0003	0.0014	0.0003	0.0012
Portugal	0.0004	0.0022	0.0004	0.0020
Singapore	0.0000	0.0003	0.0000	0.0002
South Africa	0.0000	0.0012	0.0000	0.0011
South Korea	0.0011	0.0048	0.0011	0.0044
Spain	0.0005	0.0040	0.0005	0.0037
Sweden	0.0005	0.0026	0.0005	0.0024
Switzerland	0.0019	0.0103	0.0019	0.0093
Thailand	0.0001	0.0005	0.0001	0.0004
United Kingdom	0.0000	0.0713	0.0000	0.0648

Total	$0.0168	$0.1852	$0.0168	$0.1684

Foreign Tax Paid per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income per Share (Column 2) is the amount per share of income dividends paid to you that is attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends.

Franklin Templeton Variable Insurance Products Trust

Templeton Growth Securities Fund

Meeting of Shareholders, March 21, 2007 and Reconvened on April 3, 2007

A Special Meeting of Shareholders of the Trust was held at the Trust’s offices, One Franklin Parkway, San Mateo, California on March 21, 2007 and reconvened on April 3, 2007. The purpose of the meeting was to elect Trustees of the Trust and to vote on the following Proposals and Sub-Proposals: to approve an Agreement and Plan of Reorganization that provides for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust; to approve amendments to certain of the Templeton Growth Securities Fund’s (the “Fund”) fundamental investment restrictions (including eight (8) Sub-Proposals); to approve the elimination of certain of the Fund’s fundamental investment restrictions; and to approve the reclassification of certain investment policies as non-fundamental. At the meeting, the following persons were elected by the shareholders to serve as Independent Trustees of the Trust: Harris J. Ashton, Robert F. Carlson, Sam Ginn, Edith E. Holiday, Frank W. T. LaHaye, Frank A. Olson, Larry D. Thompson and John B. Wilson. Charles B. Johnson and Rupert H. Johnson, Jr. were elected by the shareholders to serve as Interested Trustees. Shareholders also approved the Agreement and Plan of Reorganization providing for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust, amendments to certain of the Fund’s fundamental investment restrictions (including eight (8) Sub-Proposals), the elimination of certain of the Fund’s fundamental investment restrictions, and to approve the reclassification of certain investment policies as non-fundamental. No other business was transacted at the meeting.

Proposal 1. The Election of Trustees:

Name	For	% of Outstanding Shares	% of Voted Shares	Withheld	% of Outstanding Shares	% of Voted Shares
Harris J. Ashton	1,011,012,427.187	55.634%	97.002%	31,251,416.600	1.720%	2.998%
Robert F. Carlson	1,010,840,326.007	55.625%	96.985%	31,423,517.780	1.729%	3.015%
Sam Ginn	1,011,397,159.876	55.655%	97.038%	30,866,683.911	1.699%	2.962%
Edith E. Holiday	1,011,335,805.767	55.652%	97.033%	30,928,038.020	1.702%	2.967%
Frank W. T. LaHaye	1,010,567,216.292	55.610%	96.959%	31,696,627.495	1.744%	3.041%
Frank A. Olson	1,010,579,751.121	55.611%	96.960%	31,684,092.666	1.743%	3.040%
Larry D. Thompson	1,012,933,708.914	55.740%	97.186%	29,330,134.873	1.614%	2.814%
John B. Wilson	1,013,303,004.132	55.760%	97.221%	28,960,839.655	1.594%	2.779%
Charles B. Johnson	1,012,016,202.630	55.690%	97.098%	30,247,641.157	1.664%	2.902%
Rupert H. Johnson, Jr.	1,012,379,462.509	55.710%	97.133%	29,884,381.278	1.644%	2.867%

Proposal 2. To approve an Agreement and Plan of Reorganization that provides for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	153,072,974.829	75.380%	88.640%
Against	3,725,321.503	1.835%	2.157%
Abstain	7,641,306.551	3.763%	4.425%
Broker Non-votes	8,250,514.808	4.063%	4.778%

Total	172,690,117.691	85.041%	100.000%

`

Franklin Templeton Variable Insurance Products Trust

Templeton Growth Securities Fund

Meeting of Shareholders, March 21, 2007 and Reconvened on April 3, 2007 (continued)

Proposal 3. To approve amendments to certain of the Fund’s fundamental investment restrictions (includes eight (8) Sub-Proposals):

(a) To amend the Fund’s fundamental investment restriction regarding borrowing:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	156,977,404.176	77.303%	90.901%
Against	6,776,270.264	3.337%	3.924%
Abstain	8,936,443.251	4.401%	5.175%

Total	172,690,117.691	85.041%	100.000%

(b) To amend the Fund’s fundamental investment restriction regarding underwriting:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	158,921,967.616	78.260%	92.027%
Against	5,109,815.066	2.517%	2.959%
Abstain	8,658,335.009	4.264%	5.014%

Total	172,690,117.691	85.041%	100.000%

(c) To amend the Fund’s fundamental investment restriction regarding lending:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	158,250,807.944	77.930%	91.639%
Against	6,234,349.854	3.070%	3.610%
Abstain	8,204,959.893	4.041%	4.751%

Total	172,690,117.691	85.041%	100.000%

(d) To amend the Fund’s fundamental investment restriction regarding investments in real estate:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	158,858,598.541	78.229%	91.991%
Against	5,580,033.192	2.748%	3.231%
Abstain	8,251,485.958	4.064%	4.778%

Total	172,690,117.691	85.041%	100.000%

Franklin Templeton Variable Insurance Products Trust

Templeton Growth Securities Fund

Meeting of Shareholders, March 21, 2007 and Reconvened on April 3, 2007 (continued)

Proposal 3. To approve amendments to certain of the Fund’s fundamental investment restrictions (includes eight (8) Sub-Proposals): (continued)

(e) To amend the Fund’s fundamental investment restriction regarding investments in commodities:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	158,241,471.530	77.925%	91.633%
Against	5,871,583.255	2.892%	3.400%
Abstain	8,577,062.906	4.224%	4.967%

Total	172,690,117.691	85.041%	100.000%

(f) To amend the Fund’s fundamental investment restriction regarding issuing senior securities:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	158,971,359.700	78.285%	92.056%
Against	5,409,586.804	2.664%	3.132%
Abstain	8,309,171.187	4.092%	4.812%

Total	172,690,117.691	85.041%	100.000%

(g) To amend the Fund’s fundamental investment restriction regarding industry concentration:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	158,663,612.709	78.133%	91.878%
Against	5,548,929.818	2.733%	3.213%
Abstain	8,477,575.164	4.175%	4.909%

Total	172,690,117.691	85.041%	100.000%

(h) To amend the Fund’s fundamental investment restriction regarding diversification of investments:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	161,033,746.970	79.300%	93.250%
Against	3,959,501.490	1.950%	2.293%
Abstain	7,696,869.231	3.791%	4.457%

Total	172,690,117.691	85.041%	100.000%

Franklin Templeton Variable Insurance Products Trust

Templeton Growth Securities Fund

Meeting of Shareholders, March 21, 2007 and Reconvened on April 3, 2007 (continued)

Proposal 4. To approve the elimination of certain of the Fund’s fundamental investment restrictions:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	160,282,931.162	78.931%	92.815%
Against	5,817,716.895	2.865%	3.369%
Abstain	6,589,469.634	3.245%	3.816%

Total	172,690,117.691	85.041%	100.000%

Proposal 5. To approve the reclassification of certain investment policies as non-fundamental

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	157,732,539.534	77.675%	91.338%
Against	6,208,255.463	3.057%	3.596%
Abstain	8,749,322.694	4.309%	5.066%

Total	172,690,117.691	85.041%	100.000%

INDEX DESCRIPTIONS

The indexes are unmanaged and include reinvested distributions.

Bloomberg World Communications Index is a market capitalization-weighted index designed to measure equity performance of the communications sector of the Bloomberg World Index.

Consumer Price Index (CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate.

CS High Yield Index is designed to mirror the investible universe of the U.S. dollar-denominated high yield debt market.

Dow Jones Industrial Average (the Dow) is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders.

Dow Jones Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as real estate investment trusts and real estate operating companies. The index is capitalization weighted and rebalanced monthly, and returns are calculated on a buy-and-hold basis.

J.P. Morgan (JPM) Emerging Markets Bond Index (EMBI) Global tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans and Eurobonds. Local bond market returns are from country subindexes of the JPM EMBI Global.

J.P. Morgan (JPM) Government Bond Index (GBI)-Emerging Markets (EM) tracks total returns for liquid, fixed-rate, domestic currency emerging market government bonds. Local bond market returns are from country subindexes of the JPM GBI-EM.

J.P. Morgan (JPM) Government Bond Index (GBI) Global tracks total returns for liquid, fixed-rate, domestic government bonds with maturities greater than one year issued by developed countries globally.

Lehman Brothers (LB) U.S. Aggregate Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. All issues included must have at least one year to final maturity and must be rated investment grade (Baa3 or better) by Moody’s Investors Service. They must also be dollar denominated and nonconvertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization.

Lehman Brothers (LB) U.S. Government: Intermediate Index is the intermediate component of the LB U.S. Government Index. The index includes securities issued by the U.S. government or agency. These include obligations of the U.S. Treasury with remaining maturity of one year or more and publicly issued debt of U.S. governmental agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government.

Lipper Multi-Sector Income Funds Classification Average is calculated by averaging the total returns of all funds within the Lipper Multi-Sector Income Funds classification in the Lipper Open-End underlying funds universe. Lipper Multi-Sector Income Funds are defined as funds that seek current income by allocating assets among different fixed income securities sectors (not primarily in one sector except for defensive purposes), including U.S. and foreign governments, with a significant portion rated below investment grade. For the six-month period ended 6/30/07, there were 128 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

Lipper VIP Equity Income Funds Classification Average is an equally weighted average calculation of performance figures for all funds within the Lipper Equity Income Funds classification in the Lipper VIP underlying funds universe. Lipper Equity Income Funds seek relatively high current income and growth of income through investing 60% or more of their portfolios in equities. For the six-month period ended 6/30/07, there were 58 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

Lipper VIP General U.S. Government Funds Classification Average is an equally weighted average calculation of performance figures for all funds within the Lipper U.S. Government Funds classification in the Lipper VIP underlying funds universe. Lipper U.S. Government Funds invest primarily in U.S. government and agency issues. For the six-month period ended 6/30/07, there were 71 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

Lipper VIP High Current Yield Funds Classification Average is an equally weighted average calculation for performance figures for all funds within the Lipper High Current Yield Funds in the Lipper VIP underlying funds universe. Lipper High Current Yield Funds aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues. For the six-month period ended 6/30/07, there were 105 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

Merrill Lynch 2- and 5-Year Zero Coupon Bond Indexes include zero coupon bonds that pay no interest and are issued at a discount from redemption price.

Morgan Stanley Capital International (MSCI) All Country (AC) World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets

Morgan Stanley Capital International (MSCI) Emerging Markets (EM) Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global emerging markets.

Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada.

Morgan Stanley Capital International (MSCI) World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets.

NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes over 3,000 companies.

Russell 1000® Growth Index is market capitalization weighted and measures performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000 Index is market capitalization weighted and measures performance of the 1,000 largest companies in the Russell 3000 Index, which represent approximately 92% of total market capitalization of the Russell 3000 Index.

Russell 1000 Value Index is market capitalization weighted and measures performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2500™ Index is market capitalization weighted and measures performance of the 2,500 smallest companies in the Russell 3000 Index, which represent approximately 17% of total market capitalization of the Russell 3000 Index.

Russell 2500 Value Index is market capitalization weighted and measures performance of those Russell 2500 Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Growth Index is market capitalization weighted and measures performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 3000 Index is market capitalization weighted and measures performance of the 3,000 largest U.S. companies based on total market capitalization, which represent approximately 98% of the investible U.S. equity market.

Russell Midcap® Growth Index is market capitalization weighted and measures performance of those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap Index is market capitalization weighted and measures performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 26% of total market capitalization of the Russell 1000 Index.

Standard & Poor’s 500 Index (S&P 500) consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock’s weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance.

Standard & Poor’s (S&P)/Citigroup BMI Global REIT Index is designed to measure performance of the investible universe of publicly traded real estate investment trusts. Index constituents generally derive more than 60% of revenue from real estate development, management, rental, and/or direct investment in physical property and with local REIT or property trust tax status.

Standard & Poor’s/International Finance Corporation Investable (S&P/IFCI) Composite Index is a free float-adjusted, market capitalization-weighted index designed to measure equity performance in global emerging markets.

Franklin Templeton Variable Insurance Products Trust

Proxy Voting Policies and Procedures

The Trust has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

PV-1

One Franklin Parkway San Mateo, CA 94403-1906

Semi-Annual Report

Franklin Templeton Variable Insurance Products Trust

Insurance Issuer

Templeton Funds Annuity Company

100 Fountain Parkway

St. Petersburg, FL 33716-1205

1-800-774-5001

Investment Manager

Templeton Global Advisors Limited

Lyford Cay

Nassau, N.P., Bahamas

Principal Underwriter

Franklin Templeton Distributors, Inc.

One Franklin Parkway

San Mateo, CA 94403

This report was prepared for contract owners who have previously received a prospectus for their annuity contract and for Templeton Growth Securities Fund, a series of Franklin Templeton Variable Insurance Products Trust.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls may be identified by the presence of a regular beeping tone.

TIVA SA07 08/07

Item 2.	Code of Ethics.

(a)	The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)	N/A

(d)	N/A

(f)	Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.	Audit Committee Financial Expert.

(a)(1)	The Registrant has an audit committee financial expert serving on its audit committee.

(2)	The audit committee financial expert is John B. Wilson and he is “Independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.	Principal Accountant Fees and Services. N/A

Item 5.	Audit Committee of Listed Registrants. N/A

Item 6.	Schedule of Investments. N/A

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchases. N/A

Item 10.	Submission of Matters to a vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.	Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12.	Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

By	/s/ JIMMY D. GABMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JIMMY D. GABMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date August 27, 2007

By	/s/ GALEN G. VETTER
Galen G. Vetter
Chief Financial Officer
Date August 27, 2007